Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes

The Company recorded an income tax provision of $3 and an income tax benefit of $2 for the three months ended June 30, 2026 and 2025, respectively, and an income tax benefit of $18 and an income tax benefit of $9 for the nine months ended June 30, 2026 and 2025, respectively. The Company calculated the income tax provision (benefit) using the discrete year-to-date method. The Company’s income tax provision (benefit) differs from an amount calculated based on statutory tax rates principally due to the Company recording a valuation allowance against the net operating losses it generated during the periods. The Company establishes a valuation allowance when necessary to reduce the carrying amount of its deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. In evaluating the Company’s ability to realize deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, potential limitations on the Company’s ability to carry forward net operating losses, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on these factors, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more likely than not to be realized.

Note 12 — Income Taxes

Substantially all of the Company’s pretax loss was generated in the United States. The provision (benefit) for income taxes consists of the following:

	Year ended September 30,
	2025	2024

Current
Federal	$—	$—
State	6	3
Total current	6	3

Deferred
Federal	1	(2,198)
State	—	(234)
Total deferred	1	(2,432)
Provision (benefit) for income taxes	$7	$(2,429)

The provision (benefit) for income taxes differs from the amount computed by applying the U.S. federal statutory rate of 21% to the Company’s loss before income taxes as follows:

	Year ended September 30,
	2025	2024

Income tax benefit computed at the U.S. federal statutory rate	$(9,685)	$(4,717)
State and local income tax benefits, net of federal benefit	(689)	(731)
Change in valuation allowance	5,758	4,865
Non-deductible transaction costs	—	1,181
Fair value of warrants issued to investors	1,342	154
State tax rate change	(26)	(14)
Change in fair value of earnout liability	(92)	(6,695)
Stock-based compensation	1,996	1,107
Non-deductible executive compensation	1,232	1,916
Other	171	505
Provision (benefit) for income taxes	$7	$(2,429)

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

Deferred tax liabilities, net consist of the following:

	September 30,
	2025	2024

Deferred tax assets:
Net operating losses	$18,686	$14,312
Stock-based compensation	6,195	4,190
Section 174 capitalized costs	2,303	2,843
Accrued liabilities	194	190
Lease liabilities	88	340
Other	639	919
Total gross deferred tax assets	28,105	22,794
Valuation allowance	(25,095)	(19,152)
Net deferred tax assets	3,010	3,642

Deferred tax liabilities:
Intangible asset amortization	(3,218)	(3,566)
Fixed asset depreciation	(25)	(156)
Operating lease ROU assets	(88)	(240)
Total gross deferred tax liabilities	(3,331)	(3,962)
Deferred tax liabilities, net	$(321)	$(320)

In connection with the acquisitions of EMI Solutions and RaGE Systems, the Company recognized additional deferred tax liabilities totaling $2,666 associated with acquired intangible assets. Based on the availability of these tax attributes, the Company determined that it expects to realize a greater portion of its existing deferred tax assets and for the year ended September 30, 2024 the Company recognized a deferred income tax benefit of $2,432, principally resulting from reductions of the valuation allowance on its deferred tax assets.

During the years ended September 30, 2025 and 2024, the Company increased the valuation allowance against its deferred tax assets by $5,943 and $7,297, respectively, which primarily related to increases in net deferred tax assets from current year activity that the Company expects will not be realized in the future. During the year ended September 30, 2024, the Company also reduced the valuation allowance and recognized a deferred tax benefit of $2,432 as a result of the deferred tax liabilities it recognized in connection with the acquisitions of EMI Solutions and RaGE Systems. As of September 30, 2025, the Company has accumulated federal and state net operating losses (“NOLs”) of $74,090 and $48,943, respectively. The federal NOLs may be carried forward indefinitely and the state NOLs begin to expire in 2031.

The Company’s ability to carry forward its NOLs and research credits may be subject to significant limitations under Section 382 of the Internal Revenue Code of 1986, as amended (“Section 382”). The federal net operating losses have an indefinite carryforward period but are available to offset only 80% of future taxable income. The Company’s ability to use its federal NOL carryforwards may be further limited if it experiences an “ownership change” as defined in Section 382.

The Company has unrecognized tax benefits of $2,080 as of September 30, 2025 and 2024. There were no changes in the Company’s unrecognized tax benefits during the fiscal years ended September 30, 2025 and 2024. The Company records interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations and comprehensive loss. As of September 30, 2025 and 2024, no accrued interest or penalties are recorded on the consolidated balance sheets, and the Company has not recorded any related expenses. The Company does not expect a significant change in its uncertain tax positions within the next twelve months.

The Company files U.S. federal and various state income tax returns. As of September 30, 2025, the U.S. federal and state tax returns are open to examination for calendar years 2021 through 2024.

MOBIX LABS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

(in thousands, except share and per share amounts)

The Tax Cuts and Jobs Act (“TCJA”) requires that taxpayers capitalize expenditures that qualify as Section 174 costs and recover them over five years for domestic expenditures, and fifteen years for expenditures attributed for foreign research. As of September 30, 2025, the Company has capitalized $20,958 of costs under this provision.

On July 4, 2025, United States President Donald J. Trump signed the One Big Beautiful Bill Act (“OBBBA”) into law. The OBBBA includes significant provisions, such as the permanent extension of certain expiring provisions of the TCJA, modifications to the international tax framework and the restoration of favorable tax treatment for certain business provisions. The OBBBA has multiple effective dates, with certain provisions effective in 2025 and others implemented through 2027. The Company has evaluated the provisions of the OBBBA and determined they do not have a significant impact on its operations and consolidated financial statements.